UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22126

Name of Fund: BlackRock Defined Opportunity Credit Trust (BHL)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Defined
Opportunity Credit Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2015

Date of reporting period: 11/30/2014

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2014 (Unaudited)	BlackRock Defined Opportunity Credit Trust (BHL)
(Percentages shown are based on Net Assets)
Common Stocks (a)		Shares	Value

Diversified Consumer Services — 0.6%
Cengage Thomson Learning		8,922	$232,864
Houghton Mifflin Harcourt Co.		24,355	468,103

Total Common Stocks — 0.6%			700,967

Asset-Backed Securities		Par (000)

ALM Loan Funding, Series 2013-7RA, Class C, 3.68%, 4/24/24 (b)(c)	USD	500	470,494
ALM XIV Ltd., Series 2014-14A (b)(c):
Class B, 3.18%, 7/28/26		563	542,696
Class C, 3.68%, 7/28/26		713	662,281
Atlas Senior Loan Fund Ltd., Series 2014-6A, Class D, 3.96%, 10/15/26 (b)(c)		250	232,151
Atrium CDO Corp., Series 9A, Class D, 3.74%, 2/28/24 (b)(c)		250	236,542
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class D, 4.73%, 1/20/25 (b)(c)		250	249,989
Cent CLO 22, Ltd., Series 2014-22A, Class C, 3.98%, 11/07/26 (b)(c)		250	236,475
Fraser Sullivan CLO VII Ltd., Series 2012-7A, Class C, 4.23%, 4/20/23 (b)(c)		215	210,483
North End CLO Ltd., Series 2013-1A, Class D, 3.73%, 7/17/25 (b)(c)		250	233,721
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class D, 3.43%, 10/25/25 (b)(c)		250	229,681
Octagon Investment Partners XX Ltd., Series 2014-1A, Class C, 3.04%, 8/12/26 (b)(c)		250	239,083
Symphony CLO Ltd., Series 2012-10A, Class D, 5.48%, 7/23/23 (b)(c)		350	350,497
Voya CLO, Ltd., Series 2014-4A, Class SUB, 0.00%, 10/14/26 (c)		1,000	925,000

			4,819,093

Total Asset-Backed Securities — 3.7%			4,819,093

Corporate Bonds		Par (000)	Value

Airlines — 0.7%
American Airlines Pass-Through Trust, Series 2013-2, Class C, 6.00%, 1/15/17 (c)	USD	250	$257,500
Delta Air Lines Pass-Through Trust, Series 2009-1, Class B, 9.75%, 12/17/16		46	51,645
US Airways Pass-Through Trust, Series 2012-2, Class C, 5.45%, 6/03/18		590	597,375

			906,520

Auto Components — 0.4%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.50%, 3/15/17		164	162,155
4.88%, 3/15/19		325	329,062

			491,217

Chemicals — 0.1%
INEOS Finance PLC, 8.38%, 2/15/19 (c)		110	117,425

Commercial Services & Supplies — 0.3%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 2.98%, 12/01/17 (b)		68	67,575
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (c)		232	236,248
United Rentals North America, Inc., 5.75%, 7/15/18		80	83,600

			387,423

Communications Equipment — 0.4%
Avaya, Inc., 7.00%, 4/01/19 (c)		101	98,728
Zayo Group LLC/Zayo Capital, Inc., 8.13%, 1/01/20		342	365,085

			463,813

Construction Materials — 0.1%
HD Supply, Inc., 5.25%, 12/15/21 (c)(d)		180	183,825

Diversified Financial Services — 0.3%
Ally Financial, Inc., 2.91%, 7/18/16 (b)		275	277,538
Reynolds Group Issuer, Inc., 7.13%, 4/15/19		120	124,275

			401,813

Diversified Telecommunication Services — 0.3%
Level 3 Financing, Inc.:
3.83%, 1/15/18 (b)		228	229,254

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	NOVEMBER 30, 2014	1

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)
(Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value

Diversified Telecommunication Services (concluded)
Level 3 Financing, Inc. (concluded):
6.13%, 1/15/21	USD	127	$132,398

			361,652

Energy Equipment & Services — 0.2%
Peabody Energy Corp., 6.00%, 11/15/18		325	309,563

Health Care Providers & Services — 0.6%
CHS/Community Health Systems, Inc., 6.88%, 2/01/22		71	75,171
HCA, Inc., 5.88%, 5/01/23		85	89,781
Tenet Healthcare Corp. (c):
5.00%, 3/01/19		325	320,125
5.50%, 3/01/19		240	241,200

			726,277

Hotels, Restaurants & Leisure — 0.4%
Caesars Entertainment Operating Co., Inc., 9.00%, 2/15/20		657	521,040

Independent Power and Renewable Electricity Producers — 0.3%
Calpine Corp., 6.00%, 1/15/22 (c)		80	85,400
Dynegy Finance I, Inc. / Dynegy Finance II, Inc., 6.75%, 11/01/19 (c)		325	338,000

			423,400

Media — 0.2%
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (c)		96	99,360
Numericable Group SA, 6.00%, 5/15/22 (c)		200	203,154

			302,514

Metals & Mining — 0.0%
Novelis, Inc., 8.38%, 12/15/17		60	62,550

Oil, Gas & Consumable Fuels — 0.2%
CONSOL Energy, Inc., 5.88%, 4/15/22 (c)		140	139,650
EP Energy LLC/Everest Acquisition Finance, Inc., 6.88%, 5/01/19		145	151,163

			290,813

Road & Rail — 0.2%
Florida East Coast Holdings Corp., 6.75%, 5/01/19 (c)		196	200,410

Wireless Telecommunication Services — 1.0%
Digicel Group Ltd., 8.25%, 9/30/20 (c)		310	317,750
Sprint Communications, Inc., 7.00%, 3/01/20 (c)		800	880,500

Corporate Bonds		Par (000)	Value

Wireless Telecommunication Services (concluded)
T-Mobile USA, Inc., 6.13%, 1/15/22	USD	50	$50,875

			1,249,125

Total Corporate Bonds — 5.7%			7,399,380

Floating Rate Loan Interests (b)

Aerospace & Defense — 2.3%
BE Aerospace, Inc., 2014 Term Loan B, 1.00%, 11/19/21		670	670,697
DigitalGlobe, Inc., Term Loan B, 3.75%, 1/31/20		507	504,896
TASC, Inc., 2nd Lien Term Loan, 12.00%, 5/30/21		275	278,666
Transdigm, Inc.:
Term Loan C, 3.75%, 2/28/20		221	218,880
Term Loan D, 3.75%, 6/04/21		200	197,537
TransUnion LLC, Term Loan, 4.00%, 4/09/21		1,085	1,074,724

			2,945,400

Air Freight & Logistics — 0.4%
CEVA Group PLC, Synthetic LC, 6.50%, 3/19/21		166	156,871
CEVA Intercompany BV, Synthetic LC, 6.50%, 3/19/21		174	164,600
CEVA Logistics Canada ULC, Canadian Term Loan, 6.50%, 3/19/21		30	28,380
CEVA Logistics US Holdings, Inc., Term Loan, 6.50%, 3/19/21		240	227,035

			576,886

Airlines — 0.7%
Delta Air Lines, Inc., 2018 Term Loan B1, 3.25%, 10/18/18		323	318,684
Northwest Airlines, Inc.:
2.18%, 3/10/17		148	144,236
1.56%, 9/10/18		218	207,372
US Airways Group, Inc., Term Loan B1, 3.50%, 5/23/19		257	252,757

			923,049

Auto Components — 5.0%
Affinia Group Intermediate Holdings, Inc., Term Loan B2, 4.75%, 4/27/20		293	293,479
Armored Autogroup, Inc., Term Loan B, 6.00%, 11/04/16		57	57,131

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	NOVEMBER 30, 2014	2

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)
(Percentages shown are based on Net Assets)
Floating Rate Loan Interests (b)		Par (000)	Value

Auto Components (concluded)
Autoparts Holdings Ltd.:
1st Lien Term Loan, 6.50%, 7/29/17	USD	624	$624,164
2nd Lien Term Loan, 10.50%, 1/29/18		238	231,760
Dayco Products LLC, Term Loan B, 5.25%, 12/12/19		357	355,824
FPC Holdings, Inc., 1st Lien Term Loan, 5.25%, 11/19/19		328	321,769
Gates Global, Inc., Term Loan B, 4.25%, 7/05/21		2,010	1,989,156
Goodyear Tire & Rubber Co., 2nd Lien Term Loan, 4.75%, 4/30/19		1,150	1,153,231
INA Beteiligungsgesellschaft mbH, Term Loan B, 4.25%, 5/15/20		575	575,558
Transtar Holding Co., 1st Lien Term Loan, 5.75%, 10/09/18		481	476,104
UCI International, Inc., Term Loan B, 5.50%, 7/26/17		337	335,824

			6,414,000

Automobiles — 0.3%
Chrysler Group LLC:
2018 Term Loan B, 3.25%, 12/31/18		189	187,734
Term Loan B, 3.50%, 5/24/17		199	197,927

			385,661

Banks — 0.3%
Redtop Acquisitions Ltd.:
1st Lien Term Loan, 4.50%, 12/03/20		258	258,695
2nd Lien Term Loan, 8.25%, 6/03/21		69	69,562

			328,257

Building Products — 3.6%
Continental Building Products LLC, 1st Lien Term Loan, 4.00%, 8/28/20		359	353,399
CPG International, Inc., Term Loan, 4.75%, 9/30/20		971	968,742
GYP Holdings III Corp., 1st Lien Term Loan, 4.75%, 4/01/21		318	313,029
Interline Brands, Inc., 2021 Term Loan, 4.00%, 3/17/21		393	385,491
Jeld-Wen, Inc., Term Loan B, 5.25%, 10/15/21		700	697,816
Nortek, Inc., Term Loan, 3.75%, 10/30/20		479	473,715

Floating Rate Loan Interests (b)		Par (000)	Value

Building Products (concluded)
Ply Gem Industries, Inc., Term Loan, 4.00%, 2/01/21	USD	224	$220,891
Quikrete Holdings, Inc., 1st Lien Term Loan, 4.00%, 9/28/20		386	382,434
Wilsonart LLC:
Incremental Term Loan B2, 4.00%, 10/31/19		109	107,333
Term Loan B, 4.00%, 10/31/19		786	772,741

			4,675,591

Capital Markets — 0.5%
Affinion Group, Inc.:
2nd Lien Term Loan, 8.50%, 10/12/18		212	196,138
Term Loan B, 6.75%, 4/30/18		300	287,259
American Capital Holdings, Inc., 2017 Term Loan, 3.50%, 8/22/17		195	193,654

			677,051

Chemicals — 4.5%
Allnex (Luxembourg) & Cy SCA, Term Loan B1, 4.50%, 10/03/19		254	253,533
Allnex USA, Inc., Term Loan B2, 4.50%, 10/03/19		132	131,546
Axalta Coating Systems US Holdings, Inc., Term Loan, 3.75%, 2/01/20		451	444,245
CeramTec Acquisition Corp., Term Loan B2, 4.25%, 8/30/20		27	26,668
Chemtura Corp., Term Loan B, 3.50%, 8/27/16		128	127,802
Chromaflo Technologies Corp.:
1st Lien Term Loan, 4.50%, 12/02/19		258	255,792
2nd Lien Term Loan, 8.25%, 5/30/20		110	109,450
Evergreen Acqco 1 LP, Term Loan, 5.00%, 7/09/19		474	472,798
INEOS US Finance LLC, 6 Year Term Loan, 3.75%, 5/04/18		194	191,306
MacDermid, Inc., 1st Lien Term Loan, 4.00%, 6/07/20		656	645,565
Minerals Technologies, Inc., Term Loan B, 4.00%, 5/09/21		480	478,920
Nexeo Solutions LLC, Term Loan B, 5.00%, 9/08/17		579	574,480
OXEA Finance LLC:
2nd Lien Term Loan, 8.25%, 7/15/20		315	305,550

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	NOVEMBER 30, 2014	3

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)
(Percentages shown are based on Net Assets)
Floating Rate Loan Interests (b)		Par (000)	Value

Chemicals (concluded)
OXEA Finance LLC (concluded):
Term Loan B2, 4.25%, 1/15/20	USD	579	$566,843
Royal Adhesives and Sealants LLC, 1st Lien Term Loan, 5.50%, 7/31/18		155	155,356
Solenis International LP:
1st Lien Term Loan, 4.25%, 7/31/21		355	349,899
2nd Lien Term Loan, 7.75%, 7/31/22		390	382,079
Tata Chemicals North America, Inc., Term Loan B, 3.75%, 8/07/20		133	131,313
Univar, Inc., Term Loan B, 5.00%, 6/30/17		222	220,323

			5,823,468

Commercial Services & Supplies — 5.8%
ADS Waste Holdings, Inc., Term Loan, 3.75%, 10/09/19		734	720,546
ARAMARK Corp.:
Extended Synthetic Line of Credit 2, 3.65%, 7/26/16		14	13,735
Extended Synthetic Line of Credit 3, 3.65%, 7/26/16		9	9,289
Term Loan E, 3.25%, 9/07/19		645	637,703
Term Loan F, 3.25%, 2/24/21		195	192,278
Brand Energy & Infrastructure Services, Inc., Term Loan B, 4.75%, 11/26/20		866	860,233
Catalent Pharma Solutions, Inc.:
Term Loan, 6.50%, 12/29/17		17	16,915
Term Loan B, 4.25%, 5/20/21		1,038	1,038,824
Connolly Corp.:
1st Lien Term Loan, 5.00%, 5/14/21		673	674,787
2nd Lien Term Loan, 8.00%, 5/14/22		325	324,594
KAR Auction Services, Inc., Term Loan B2, 3.50%, 3/11/21		308	307,409
Koosharem LLC, Exit Term Loan, 7.50%, 5/15/20		549	544,510
Livingston International, Inc., 1st Lien Term Loan, 5.00%, 4/18/19		306	295,411
Spin Holdco, Inc., Term Loan B, 4.25%, 11/14/19		986	979,094
US Ecology, Inc., Term Loan, 3.75%, 6/17/21		224	223,035

Floating Rate Loan Interests (b)		Par (000)	Value

Commercial Services & Supplies (concluded)
West Corp., Term Loan B10, 3.25%, 6/30/18	USD	598	$591,505

			7,429,868

Communications Equipment — 2.8%
Amaya Holdings BV:
1st Lien Term Loan, 5.00%, 8/01/21		190	189,704
2nd Lien Term Loan, 8.00%, 8/01/22		1,325	1,348,187
Applied Systems, Inc.:
1st Lien Term Loan, 4.25%, 1/25/21		328	326,443
2nd Lien Term Loan, 7.50%, 1/23/22		85	84,894
Avaya, Inc., Extended Term Loan B3, 4.65%, 10/26/17		344	333,577
CommScope, Inc., Term Loan B3, 2.66% - 2.83%, 1/21/17		157	155,808
Zayo Group LLC/Zayo Capital, Inc., Term Loan B, 4.00%, 7/02/19		1,231	1,228,094

			3,666,707

Construction & Engineering — 0.5%
AECOM Technology Corp., Term Loan B, 3.75%, 10/15/21		192	192,382
BakerCorp International, Inc., Term Loan, 4.25%, 2/14/20		239	231,851
Centaur Acquisition LLC, New 2nd Lien Term Loan, 8.75%, 2/20/20		280	284,200

			708,433

Construction Materials — 1.5%
Filtration Group Corp., 1st Lien Term Loan, 4.50%, 11/21/20		218	218,145
HD Supply, Inc., Term Loan B, 4.00%, 6/28/18		1,600	1,593,930
McJunkin Red Man Corp., Term Loan, 5.00%, 11/08/19		149	147,340

			1,959,415

Containers & Packaging — 1.0%
Ardagh Holdings USA, Inc., Incremental Term Loan, 4.00%, 12/17/19		209	208,079
Berry Plastics Holding Corp., Term Loan E, 3.75%, 1/06/21		571	562,823
BWAY Holding Company, Inc., Term Loan B, 5.50%, 8/14/20		344	344,826

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	NOVEMBER 30, 2014	4

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)
(Percentages shown are based on Net Assets)
Floating Rate Loan Interests (b)		Par (000)	Value

Containers & Packaging (concluded)
Rexam PLC, 1st Lien Term Loan, 4.25%, 5/02/21	USD	170	$169,010

			1,284,738

Distributors — 1.5%
ABC Supply Co., Inc., Term Loan, 3.50%, 4/16/20		1,139	1,116,447
American Tire Distributors Holdings, Inc., Term Loan B, 5.75%, 6/01/18		328	328,875
Crossmark Holdings, Inc., 1st Lien Term Loan, 4.50%, 12/20/19		231	225,549
VWR Funding, Inc., Term Loan, 3.41%, 4/03/17		275	272,936

			1,943,807

Diversified Consumer Services — 3.0%
Allied Security Holdings LLC:
1st Lien Term Loan, 4.25%, 2/12/21		653	648,683
2nd Lien Term Loan, 8.00%, 8/13/21		91	90,151
Bright Horizons Family Solutions, Inc., Term Loan B, 3.75% - 5.00%, 1/30/20		634	627,642
CT Technologies Intermediate Holdings, Inc., 2014 Term Loan, 1.00%, 11/13/21		135	134,325
Garda World Securities Corp.:
Delayed Draw Term Loan, 4.00%, 11/06/20		68	67,304
Term Loan B, 4.00%, 11/06/20		267	263,099
ROC Finance LLC, Term Loan, 5.00%, 6/20/19		248	236,286
ServiceMaster Company, 2014 Term Loan B, 4.25%, 7/01/21		815	809,499
Transfirst Holdings, Inc.:
2014 1st Lien Term Loan, 5.50%, 11/12/21		313	314,233
2014 2nd Lien Term Loan, 9.00%, 11/12/22		165	165,569
Weight Watchers International, Inc., Term Loan B2, 4.00%, 4/02/20		625	486,013

			3,842,804

Diversified Financial Services — 1.4%
AssuredPartners Capital, Inc., 1st Lien Term Loan, 4.50%, 3/31/21		335	331,650

Floating Rate Loan Interests (b)		Par (000)	Value

Diversified Financial Services (concluded)
Reynolds Group Holdings, Inc., Dollar Term Loan, 4.00%, 12/01/18	USD	743	$740,643
RPI Finance Trust, Term Loan B3, 3.25%, 11/09/18		86	85,955
SAM Finance Luxembourg Sarl, Term Loan, 4.25%, 12/17/20		591	592,752

			1,751,000

Diversified Telecommunication Services — 4.5%
Consolidated Communications, Inc., Term Loan B, 4.25%, 12/23/20		688	689,182
Hawaiian Telcom Communications, Inc., Term Loan B, 5.00%, 6/06/19		519	519,614
Integra Telecom, Inc.:
2nd Lien Term Loan, 9.75%, 2/21/20		255	252,930
Term Loan B, 5.25%, 2/22/19		458	454,448
Level 3 Financing, Inc.:
2019 Term Loan, 4.00%, 8/01/19		350	348,751
2020 Term Loan B, 4.00%, 1/15/20		2,330	2,326,505
Incremental Term Loan B5, 4.50%, 1/31/22		835	837,346
Syniverse Holdings, Inc., Term Loan B, 4.00%, 4/23/19		446	438,175

			5,866,951

Electric Utilities — 0.5%
American Energy - Utica LLC:
2nd Lien Delayed Draw Term Loan, 11.00%, 9/30/18		51	49,865
2nd Lien Term Loan, 5.50%, 9/30/18		235	234,628
Incremental 2nd Lien Term Loan, 11.00%, 9/30/18		51	49,873
Energy Future Intermediate Holding Co LLC, DIP Term Loan, 4.25%, 6/19/16		325	325,205

			659,571

Electrical Equipment — 1.5%
Southwire Co., Term Loan, 3.25%, 2/10/21		264	257,001
Texas Competitive Electric Holdings Co. LLC:
DIP Term Loan, 3.75%, 5/05/16		581	584,560

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	NOVEMBER 30, 2014	5

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)
(Percentages shown are based on Net Assets)
Floating Rate Loan Interests (b)		Par (000)	Value

Electrical Equipment (concluded)
Texas Competitive Electric Holdings Co. LLC (concluded):
Extended Term Loan, 4.65%, 10/10/17 (a)(e)	USD	1,505	$1,089,921

			1,931,482

Electronic Equipment, Instruments & Components — 0.5%
CDW LLC, Term Loan, 3.25%, 4/29/20		651	642,182

Energy Equipment & Services — 0.7%
Dynegy Holdings, Inc., Term Loan B2, 4.00%, 4/23/20		257	255,746
Exgen Texas Power LLC, Term Loan B, 5.75%, 9/16/21		265	266,325
MEG Energy Corp., Refinancing Term Loan, 3.75%, 3/31/20		357	346,883

			868,954

Food & Staples Retailing — 1.4%
Alliance Boots Holdings Ltd., Term Loan B1, 3.48%, 7/09/15	GBP	484	755,009
New Albertson's, Inc., Term Loan, 4.75%, 6/27/21	USD	335	333,325
Rite Aid Corp., 2nd Lien Term Loan, 5.75%, 8/21/20		235	236,958
Supervalu, Inc., Refinancing Term Loan B, 4.50%, 3/21/19		510	507,243

			1,832,535

Food Products — 3.5%
CTI Foods Holding Co. LLC, 1st Lien Term Loan, 4.50%, 6/29/20		257	253,753
Del Monte Foods, Inc., 1st Lien Term Loan, 4.25% - 5.50%, 2/18/21		352	326,432
Diamond Foods, Inc., Term Loan, 4.25%, 8/20/18		680	675,084
Dole Food Co., Inc., Term Loan B, 4.50% - 5.75%, 11/01/18		592	589,582
GFA Brands, Inc., Term Loan B, 4.50%, 7/09/20		109	107,811
H.J. Heinz Co., Term Loan B1, 3.25%, 6/07/19		74	73,692
Hearthside Group Holdings LLC, Term Loan, 4.50%, 6/02/21		469	468,825
Pabst Brewing Company, Inc., Term Loan, 5.75%, 10/21/21		174	173,771
Performance Food Group Co., 2nd Lien Term Loan, 6.25%, 11/14/19		373	370,655

Floating Rate Loan Interests (b)		Par (000)	Value

Food Products (concluded)
Pinnacle Foods Finance LLC:
Incremental Term Loan H, 3.00%, 4/29/20	USD	124	$121,946
Term Loan G, 3.00%, 4/29/20		605	596,468
Reddy Ice Corp.:
1st Lien Term Loan, 6.75% - 7.75%, 5/01/19		561	505,305
2nd Lien Term Loan, 10.75%, 11/01/19		270	226,800

			4,490,124

Health Care Equipment & Supplies — 6.2%
Arysta LifeScience SPC LLC, 1st Lien Term Loan, 4.50%, 5/29/20		631	628,774
Biomet, Inc., Term Loan B2, 3.66%, 7/25/17		707	705,055
Capsugel Holdings US, Inc., Term Loan B, 3.50%, 8/01/18		439	434,221
DJO Finance LLC, 2017 Term Loan, 4.25%, 9/15/17		973	970,789
Fresenius SE & Co. KGaA:
Incremental Term Loan B, 2.33%, 6/28/19	EUR	119	147,947
Term Loan B, 2.23%, 8/07/19	USD	614	610,989
The Hologic, Inc., Term Loan B, 3.25%, 8/01/19		758	754,939
Iasis Healthcare LLC, Term Loan B2, 4.50%, 5/03/18		95	94,842
Immucor, Inc., Refinancing Term Loan B2, 5.00%, 8/17/18		800	800,965
Leonardo Acquisition Corp., Term Loan, 4.25%, 1/31/21		507	502,796
Millennium Laboratories, Inc., Term Loan B, 5.25%, 4/16/21		574	575,358
National Vision, Inc.:
1st Lien Term Loan, 4.00%, 3/12/21		636	622,062
2nd Lien Term Loan, 6.75%, 3/11/22		245	227,237
Ortho-Clinical Diagnostics, Inc., Term Loan B, 4.75%, 6/30/21		918	908,523

			7,984,497

Health Care Providers & Services — 7.1%
Amedisys, Inc., 2nd Lien Term Loan, 8.50%, 6/25/20		335	326,625
Amsurg Corp., 1st Lien Term Loan B, 3.75% - 5.25%, 7/16/21		299	298,182
Ardent Medical Services, Inc., Term Loan, 6.75%, 7/02/18		242	243,902

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	NOVEMBER 30, 2014	6

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)
(Percentages shown are based on Net Assets)
Floating Rate Loan Interests (b)		Par (000)	Value

Health Care Providers & Services (concluded)
CareCore National LLC, Term Loan B, 5.50%, 3/06/21	USD	275	$275,517
CHG Healthcare Services Inc., Term Loan, 4.25%, 11/19/19		393	391,824
CHS/Community Health Systems, Inc., Term Loan D, 4.25%, 1/27/21		1,950	1,953,305
ConvaTec, Inc., Term Loan, 4.00%, 12/22/16		540	538,653
DaVita HealthCare Partners, Inc., Term Loan B, 3.50%, 6/24/21		2,209	2,199,807
Envision Acquisition Co. LLC, Term Loan, 5.75%, 11/04/20		238	237,600
Envision Healthcare Corp., Term Loan, 4.00%, 5/25/18		423	421,132
Genesis HealthCare Corp., Term Loan B, 10.00%, 9/25/17		265	276,835
HCA, Inc., Extended Term Loan B4, 2.98%, 5/01/18		233	231,778
Ikaria, Inc.:
1st Lien Term Loan, 5.00%, 2/12/21		87	87,431
2nd Lien Term Loan, 8.75%, 2/14/22		70	70,350
inVentiv Health, Inc., Incremental Term Loan B3, 7.75% - 8.50%, 7.75%, 5/15/18		218	215,998
MPH Acquisition Holdings LLC, Term Loan, 3.75% - 8.50%, 3/31/21		499	491,065
National Mentor Holdings, Inc., Term Loan B, 4.75%, 1/31/21		294	292,476
Surgery Center Holdings, Inc., 1st Lien Term Loan, 5.25%, 11/03/20		226	225,888
Surgical Care Affiliates, Inc., Class C Incremental Term Loan, 4.00%, 6/29/18		420	417,589

			9,195,957

Health Care Technology — 0.9%
IMS Health, Inc., Term Loan, 3.50%, 3/17/21		756	747,066
MedAssets, Inc., Term Loan B, 4.00%, 12/13/19		436	433,236

			1,180,302

Hotels, Restaurants & Leisure — 11.2%
1011778 B.C. Unlimited Liability Co., 2014 Term Loan B, 4.50%, 10/27/21		1,280	1,282,803

Floating Rate Loan Interests (b)		Par (000)	Value

Hotels, Restaurants & Leisure (concluded)
Boyd Gaming Corp., Term Loan B, 4.00%, 8/14/20	USD	252	$249,766
Bronco Midstream Funding LLC, Term Loan B, 5.00%, 8/15/20		689	685,174
Caesars Entertainment Operating Co., Inc.:
Extended Term Loan B6, 6.99%, 3/01/17		373	339,780
Term Loan B7, 9.75%, 1/28/18		327	300,618
Caesars Entertainment Resort Properties LLC, Term Loan B, 7.00%, 10/11/20		1,004	955,307
CCM Merger, Inc., Term Loan B, 4.50%, 8/08/21		377	376,830
Dave & Buster's, Inc., Term Loan, 4.50%, 7/25/20		154	153,997
Diamond Resorts Corp., Term Loan, 5.50%, 5/09/21		549	544,510
Four Seasons Holdings, Inc., 2nd Lien Term Loan, 6.25%, 12/27/20		330	331,650
Great Wolf Resorts, Inc., Term Loan B, 5.75%, 8/06/20		275	273,969
Hilton Worldwide Finance LLC, Term Loan B2, 3.50%, 10/26/20		960	950,794
Intrawest ULC, Term Loan, 5.50%, 12/09/20		367	368,374
La Quinta Intermediate Holdings LLC, Term Loan B, 4.00%, 4/14/21		2,024	2,014,500
Las Vegas Sands LLC, Term Loan B, 3.25%, 12/19/20		596	594,136
MGM Resorts International, Term Loan B, 3.50%, 12/20/19		784	771,535
Pinnacle Entertainment, Inc., Term Loan B2, 3.75%, 8/13/20		390	386,221
Playa Resorts Holding BV, Term Loan B, 4.00%, 8/06/19		246	243,134
RHP Hotel Properties LP, Term Loan B, 3.75%, 1/15/21		294	294,263
Sabre, Inc.:
Incremental Term Loan, 4.50%, 2/19/19		114	113,423
Term Loan B, 4.00%, 2/19/19		314	311,872
Scientific Games International, Inc., 2014 Term Loan B1, 4.25%, 10/18/20		349	343,526
Station Casinos LLC, Term Loan B, 4.25%, 3/02/20		1,145	1,135,184

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	NOVEMBER 30, 2014	7

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)
(Percentages shown are based on Net Assets)
Floating Rate Loan Interests (b)		Par (000)	Value

Hotels, Restaurants & Leisure (concluded)
Travelport Finance (Luxembourg) Sarl, 2014 Term Loan B, 6.00%, 9/02/21	USD	765	$767,050
Twin River Management Group, Inc., Term Loan B, 5.25%, 7/10/20		264	265,659
Wendy's International, Inc., Term Loan B, 3.25%, 5/15/19		367	364,750

			14,418,825

Household Products — 1.1%
Bass Pro Group LLC, Term Loan, 3.75%, 11/20/19		633	628,773
Prestige Brands, Inc., Term Loan, 4.13%, 1/31/19		269	269,205
Spectrum Brands, Inc.:
Term Loan A, 3.00% - 4.50%, 9/04/17		179	178,362
Term Loan C, 3.50%, 9/04/19		340	337,907

			1,414,247

Independent Power and Renewable Electricity Producers — 1.5%
Calpine Corp., Term Loan B1, 4.00%, 4/01/18		875	873,736
Granite Acquisition, Inc.:
Term Loan B, 5.00%, 10/15/21		710	713,479
Term Loan C, 5.00%, 10/15/21		31	31,393
Terra-Gen Finance Company, LLC, Term Loan B, 5.25%, 11/26/21		375	375,000

			1,993,608

Industrial Conglomerates — 0.8%
Sequa Corp., Term Loan B, 5.25%, 6/19/17		1,037	1,010,905

Insurance — 2.2%
Alliant Holdings I, Inc., Term Loan B, 4.25%, 12/20/19		413	410,942
CNO Financial Group, Inc.:
Term Loan B1, 3.00%, 9/28/16		246	244,566
Term Loan B2, 3.75%, 9/20/18		516	510,621
Cooper Gay Swett & Crawford of Delaware Holding Corp.:
1st Lien Term Loan, 5.00%, 4/16/20		415	387,791
2nd Lien Term Loan C, 8.25%, 10/16/20		200	176,000
Onex York Acquisition Corp., Term Loan B, 4.75%, 10/01/21		437	434,859

Floating Rate Loan Interests (b)		Par (000)	Value

Insurance (concluded)
Sedgwick Claims Management Services, Inc.:
1st Lien Term Loan, 3.75%, 3/01/21	USD	458	$448,203
2nd Lien Term Loan, 6.75%, 2/28/22		260	253,934

			2,866,916

Internet Software & Services — 1.6%
Dealertrack Technologies, Inc., Term Loan B, 3.50%, 2/28/21		420	414,522
Go Daddy Operating Co. LLC, Term Loan B, 4.75%, 5/13/21		574	572,129
Interactive Data Corp., 2014 Term Loan, 4.50%, 5/02/21		579	581,009
W3 Co.:
1st Lien Term Loan, 5.75%, 3/13/20		404	399,307
2nd Lien Term Loan, 9.25%, 9/11/20		155	149,974

			2,116,941

IT Services — 4.3%
Ceridian LLC, Term Loan B2, 4.50%, 5/09/17		515	510,291
First Data Corp.:
2018 Extended Term Loan, 3.66%, 3/23/18		2,845	2,807,191
2018 Term Loan, 3.66%, 9/24/18		295	290,882
Genpact International, Inc., Term Loan B, 3.50%, 8/30/19		429	428,714
InfoGroup, Inc., Term Loan, 7.50%, 5/26/18		245	227,029
SunGard Availability Services Capital, Inc., Term Loan B, 6.00%, 3/31/19		348	309,507
SunGard Data Systems, Inc.:
Term Loan C, 3.91%, 2/28/17		350	349,125
Term Loan E, 4.00%, 3/08/20		126	126,047
Vantiv, LLC, 2014 Term Loan B, 3.75%, 6/13/21		459	455,698

			5,504,484

Leisure Products — 0.3%
Bauer Performance Sports Ltd., Term Loan B, 4.00%, 4/15/21		364	360,551

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	NOVEMBER 30, 2014	8

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)
(Percentages shown are based on Net Assets)
Floating Rate Loan Interests (b)		Par (000)	Value

Leisure Products (concluded)
FGI Operating Co. LLC, Term Loan, 5.50%, 4/19/19	USD	94	$92,656

			453,207

Machinery — 3.0%
Alliance Laundry Systems LLC:
2nd Lien Term Loan, 9.50%, 12/10/19		131	130,745
Refinancing Term Loan, 4.25%, 12/10/18		350	348,509
Faenza Acquisition GmbH:
Term Loan B1, 4.25%, 8/30/20		270	268,826
Term Loan B3, 4.25%, 8/30/20		81	80,358
Gardner Denver, Inc., Term Loan, 4.25%, 7/30/20		353	343,709
Generac Power Systems, Inc., Term Loan B, 3.25%, 5/31/20		312	305,547
Intelligrated, Inc., 1st Lien Term Loan, 4.50% - 5.75%, 7/30/18		342	339,017
Mirror Bidco Corp., Term Loan, 4.25%, 12/28/19		450	445,941
Mueller Water Products, Inc., Term Loan B, 4.50%, 11/19/21		180	180,675
Navistar International Corp., Term Loan B, 5.75%, 8/17/17		206	207,204
Rexnord LLC, 1st Lien Term Loan B, 4.00%, 8/21/20		566	561,463
Silver II US Holdings LLC, Term Loan, 4.00%, 12/13/19		322	314,063
STS Operating, Inc., Term Loan, 4.75% - 6.00%, 2/12/21		154	154,225
Wabash National Corp., Term Loan B, 4.50%, 5/08/19		237	237,314

			3,917,596

Media — 14.6%
Activision Blizzard, Inc., Term Loan B, 3.25%, 10/12/20		589	589,342
Advanstar Communications, Inc., 2nd Lien Term Loan, 9.50%, 6/06/20		255	256,275
Cengage Learning Acquisitions, Inc.:
0.00%, 7/03/15 (e)		591	—
7.00%, 3/31/20		1,368	1,367,906
Charter Communications Operating LLC:
Term Loan E, 3.00%, 7/01/20		459	452,731
Term Loan G, 4.25%, 9/12/21		935	941,059

Floating Rate Loan Interests (b)		Par (000)	Value

Media (continued)
Clear Channel Communications, Inc.:
Term Loan B, 3.81%, 1/29/16	USD	161	$159,433
Term Loan D, 6.91%, 1/30/19		1,564	1,469,479
Cumulus Media Holdings, Inc., 2013 Term Loan, 4.25%, 12/23/20		539	529,883
Getty Images, Inc., Term Loan B, 4.75%, 10/18/19		45	42,313
Gray Television, Inc., 2014 Term Loan B, 3.75%, 6/10/21		284	281,533
Hemisphere Media Holdings LLC, Term Loan B, 5.00%, 7/30/20		454	452,503
Hubbard Radio LLC, Term Loan B, 4.50%, 4/29/19		353	350,249
Intelsat Jackson Holdings SA, Term Loan B2, 3.75%, 6/30/19		983	976,628
Liberty Cablevision of Puerto Rico LLC, 2014 1st Lien Term Loan, 4.50%, 1/07/22		350	348,250
Lions Gate Entertainment Corp., 2nd Lien Term Loan, 5.00%, 7/17/20		150	151,313
Live Nation Entertainment, Inc., 2020 Term Loan B1, 3.50%, 8/17/20		114	113,044
MCC Iowa LLC:
Term Loan I, 2.63%, 6/30/17		249	246,258
Term Loan J, 3.75%, 6/30/21		125	122,856
Media General Inc., Term Loan B2, 4.25%, 7/31/20		260	259,350
Media General, Inc., Delayed Draw Term Loan B, 4.25%, 7/31/20		381	381,406
Mediacom Communications Corp., Term Loan F, 2.63%, 3/31/18		254	246,907
Mediacom ILLC, Term Loan E, 3.13%, 10/23/17		479	471,569
Mediacom Illinois LLC, Term Loan G, 3.75%, 6/30/21		310	308,450
NEP/NCP Holdco, Inc., Incremental Term Loan, 4.25%, 1/22/20		396	390,517
Numericable U.S. LLC:
Term Loan B1, 4.50%, 5/21/20		509	508,869
Term Loan B2, 4.50%, 5/21/20		440	440,241
Salem Communications Corp., Term Loan B, 4.50%, 3/13/20		373	368,200
SBA Senior Finance II LLC, Term Loan B1, 3.25%, 3/24/21		708	698,246
Sinclair Television Group, Inc., Term Loan B, 3.00%, 4/09/20		369	361,304

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	NOVEMBER 30, 2014	9

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)
(Percentages shown are based on Net Assets)
Floating Rate Loan Interests (b)		Par (000)	Value

Media (concluded)
Tribune Co., 2013 Term Loan, 4.00%, 12/27/20	USD	844	$840,125
Univision Communications, Inc., Term Loan C4, 4.00%, 3/01/20		521	515,405
UPC Financing Partnership, Term Loan AG, 3.76%, 3/31/21	EUR	281	349,438
Virgin Media Investment Holdings Ltd.:
Term Loan B, 3.50%, 6/07/20	USD	780	771,506
Term Loan E, 4.25%, 6/30/23	GBP	650	1,011,117
WideOpenWest Finance LLC, Term Loan B, 4.75%, 4/01/19	USD	508	506,813
William Morris Endeavor Entertainment LLC :
1st Lien Term Loan, 5.25%, 5/06/21		284	276,532
2nd Lien Term Loan, 8.25%, 5/01/22		120	116,400
Ziggo Financing Partnership:
Term Loan B1, 3.25%, 1/15/22		425	417,961
Term Loan B2A, 3.50%, 1/15/22		276	271,127
Term Loan B3, 3.50%, 1/15/22		453	445,906

			18,808,444

Metals & Mining — 1.3%
Ameriforge Group, Inc., 2nd Lien Term Loan, 8.75%, 12/19/20		100	98,938
FMG Resources August 2006 Property Ltd., Term Loan B, 3.75%, 6/30/19		162	151,382
Novelis, Inc., Term Loan, 3.75%, 3/10/17		782	780,384
Windsor Financing LLC, Term Loan B, 6.25%, 12/05/17		595	598,234

			1,628,938

Multiline Retail — 2.0%
99¢ Only Stores, Term Loan, 4.50%, 1/11/19		450	449,017
BJ's Wholesale Club, Inc.:
1st Lien Term Loan, 4.50%, 9/26/19		537	533,446
2nd Lien Term Loan, 8.50%, 3/26/20		200	200,142
Hudson's Bay Co., 1st Lien Term Loan, 4.75% - 6.00%, 11/04/20		430	430,908

Floating Rate Loan Interests (b)		Par (000)	Value

Multiline Retail (concluded)
Neiman Marcus Group, Inc., 2020 Term Loan, 4.25%, 10/25/20	USD	981	$974,495

			2,588,008

Oil, Gas & Consumable Fuels — 4.0%
American Energy - Marcellus LLC, 1st Lien Term Loan, 5.25%, 8/04/20		209	197,765
Arch Coal, Inc., Term Loan B, 6.25%, 5/16/18		427	375,747
Drillships Financing Holding, Inc., Term Loan B1, 6.00%, 3/31/21		733	674,440
Drillships Ocean Ventures, Inc., Term Loan B, 5.50%, 7/25/21		116	107,103
EP Energy LLC/Everest Acquisition Finance, Inc., Term Loan B3, 3.50%, 5/24/18		440	429,964
Fieldwood Energy LLC:
1st Lien Term Loan, 3.88%, 9/28/18		312	298,283
2nd Lien Term Loan, 8.38%, 9/30/20		135	122,232
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15		159	157,390
Offshore Group Investment Ltd., Term Loan B, 5.75%, 3/28/19		27	21,733
Packers Holdings LLC, Term Loan B, 5.00%, 11/21/21		375	375,938
Panda Patriot LLC, Term Loan B1, 6.75%, 12/19/20		325	326,625
Panda Power Funds, Term Loan B1, 7.25%, 11/10/21		205	207,050
Panda Temple II Power LLC, Term Loan B, 7.25%, 4/03/19		360	362,700
Power Buyer LLC, 2nd Lien Term Loan, 8.25%, 11/06/20		105	101,850
Samchully Midstream 3 LLC, Term Loan B, 5.75%, 10/20/21		405	397,912
Seventy Seven Operating LLC, Term Loan B, 3.75%, 6/25/21		61	58,793
Southcross Energy Partners LP, 1st Lien Term Loan, 5.25%, 8/04/21		269	269,998
Southcross Holdings Borrower LP, Term Loan B, 6.00%, 8/04/21		214	209,504
TPF II Power LLC, Term Loan B, 5.50%, 10/02/21		360	362,477

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	NOVEMBER 30, 2014	10

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)
(Percentages shown are based on Net Assets)
Floating Rate Loan Interests (b)		Par (000)	Value

Oil, Gas & Consumable Fuels (concluded)
WTG Holdings III Corp., 1st Lien Term Loan, 4.75%, 1/15/21	USD	134	$133,150

			5,190,654

Personal Products — 0.1%
Prestige Brands, Inc., Term Loan B2, 4.50%, 9/03/21		99	99,104

Pharmaceuticals — 6.1%
Akorn, Inc., Term Loan B, 4.50%, 4/16/21		570	570,473
Amneal Pharmaceuticals LLC, Term Loan, 4.75% - 6.00%, 11/01/19		277	276,508
CCC Information Services, Inc., Term Loan, 4.00%, 12/20/19		211	209,653
Endo Luxembourg Finance Co. I Sarl, 2014 Term Loan B, 3.25%, 2/28/21		358	353,124
Grifols Worldwide Operations USA, Inc., Term Loan B, 3.16%, 2/27/21		979	969,266
JLL/Delta Dutch Newco BV, Term Loan, 4.25%, 3/11/21		364	355,572
Mallinckrodt International Finance SA:
Incremental Term Loan B1, 3.50%, 3/19/21		330	327,868
Term Loan B, 3.50%, 3/19/21		527	522,488
Par Pharmaceutical Cos., Inc., Term Loan B2, 4.00%, 9/30/19		847	834,589
Pharmaceutical Product Development LLC, Term Loan B, 4.00%, 12/05/18		984	980,958
Quintiles Transnational Corp., Term Loan B3, 3.75%, 6/08/18		575	571,798
Salix Pharmaceuticals, Ltd., Term Loan, 4.25%, 1/02/20		475	468,683
Valeant Pharmaceuticals International, Inc., Term Loan B:
Series C2, 3.50%, 12/11/19		524	520,608
Series D2, 3.50%, 2/13/19		568	563,388

Floating Rate Loan Interests (b)		Par (000)	Value

Pharmaceuticals (concluded)
Valeant Pharmaceuticals International, Inc., Term Loan B (concluded):
Series E, 3.50%, 8/05/20	USD	326	$323,960

			7,848,936

Professional Services — 2.0%
Advantage Sales & Marketing, Inc.:
2014 1st Lien Term Loan, 4.25%, 7/23/21		455	450,954
2014 2nd Lien Term Loan, 7.50%, 7/25/22		360	357,300
Delayed Draw Term Loan, 4.25%, 7/23/21		15	15,032
Emdeon Business Services LLC, Term Loan B2, 3.75%, 11/02/18		719	714,727
Intertrust Group Holding BV, 2nd Lien Term Loan, 8.00%, 4/16/22		275	271,219
SIRVA Worldwide, Inc., Term Loan, 7.50%, 3/27/19		424	420,373
Truven Health Analytics, Inc., Term Loan B, 4.50%, 6/06/19		392	384,123

			2,613,728

Real Estate Management & Development — 1.7%
CityCenter Holdings LLC, Term Loan B, 4.25%, 10/16/20		523	521,912
DTZ US Borrower LLC:
1st Lien Term Loan, 5.50%, 11/04/21		308	309,571
Delayed Draw Term Loan, 5.50%, 11/04/21		184	184,673
Realogy Corp.:
Extended Letter of Credit, 4.40%, 10/10/16		40	39,590
Term Loan B, 3.75%, 3/05/20		1,185	1,180,208

			2,235,954

Road & Rail — 0.8%
Hertz Corp., Term Loan B2, 3.00%, 3/11/18		329	321,182
Road Infrastructure Investment LLC:
1st Lien Term Loan, 4.25%, 3/31/21		463	446,676

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	NOVEMBER 30, 2014	11

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)
(Percentages shown are based on Net Assets)
Floating Rate Loan Interests (b)		Par (000)	Value

Road & Rail (concluded)
Road Infrastructure Investment LLC (concluded):
2nd Lien Term Loan, 7.75%, 9/21/21	USD	225	$204,750

			972,608

Semiconductors & Semiconductor Equipment — 1.7%
Avago Technologies Cayman Ltd., Term Loan B, 3.75%, 5/06/21		1,172	1,171,476
Freescale Semiconductor, Inc.:
Term Loan B4, 4.25%, 2/28/20		530	525,578
Term Loan B5, 5.00%, 1/15/21		163	163,520
NXP BV, Term Loan D, 3.25%, 1/11/20		327	323,979

			2,184,553

Software — 3.6%
Evertec Group LLC, Term Loan B, 3.50%, 4/17/20		242	237,503
GCA Services Group, Inc.:
2nd Lien Term Loan, 9.25%, 10/22/20		176	175,560
Term Loan B, 4.25% - 5.50%, 11/01/19		399	396,085
Infor US, Inc.:
Term Loan B3, 3.75%, 6/03/20		196	192,971
Term Loan B5, 3.75%, 6/03/20		982	967,759
IQOR US, Inc., Term Loan B, 6.00%, 4/01/21		203	192,658
Kronos Worldwide, Inc., 2014 Term Loan, 4.75%, 2/18/20		114	114,425
Kronos, Inc., 2nd Lien Term Loan, 9.75%, 4/30/20		409	421,505
Mitchell International, Inc.:
1st Lien Term Loan, 4.50%, 10/12/20		506	505,334
2nd Lien Term Loan, 8.50%, 10/11/21		350	349,475
Regit Eins GmbH, 1st Lien Term Loan, 6.00%, 1/08/21		220	214,522
Sophia LP, 2014 Term Loan B, 4.00%, 7/19/18		640	636,262
Tibco Software, Inc., Term Loan B, 6.50%, 11/04/20		75	73,438

Floating Rate Loan Interests (b)		Par (000)	Value

Software (concluded)
Websense, Inc., 2nd Lien Term Loan, 8.25%, 12/24/20	USD	115	$113,562

			4,591,059

Specialty Retail — 4.2%
Academy Ltd., Term Loan, 4.50%, 8/03/18		520	518,641
Equinox Holdings, Inc., Repriced Term Loan B, 4.50% - 5.50%, 1/31/20		299	297,127
General Nutrition Centers, Inc., Term Loan, 3.25%, 3/04/19		329	321,757
The Gymboree Corp., Initial Term Loan, 5.00%, 2/23/18		77	47,230
Jo-Ann Stores, Inc., Term Loan, 4.00%, 3/16/18		368	356,054
Leslie's Poolmart, Inc., New Term Loan, 4.25%, 10/16/19		550	540,397
Michaels Stores, Inc.:
Incremental 2014 Term Loan B2, 4.00%, 1/28/20		663	660,299
Term Loan B, 3.75%, 1/28/20		516	511,691
Party City Holdings, Inc., Term Loan, 4.00%, 7/27/19		946	935,463
Petco Animal Supplies, Inc., Term Loan, 4.00%, 11/24/17		773	768,930
Things Remembered, Inc., Term Loan B, 8.25%, 5/24/18		389	369,816
Toys 'R' Us-Delaware, Inc.:
Term Loan B3, 5.25%, 5/25/18		9	6,915
Term Loan B4, 9.75%, 4/24/20		28	25,827

			5,360,147

Textiles, Apparel & Luxury Goods — 2.1%
ABG Intermediate Holdings 2 LLC, 1st Lien Term Loan, 5.50%, 5/27/21		498	493,769
Ascend Performance Materials LLC, Term Loan B, 6.75%, 4/10/18		529	513,586
J. Crew Group, Inc., Term Loan B, 4.00%, 3/05/21		468	444,071
Kate Spade & Co., Term Loan B, 4.00%, 4/09/21		504	496,182
Nine West Holdings, Inc.:
Guarantee Term Loan, 6.25%, 1/08/20		185	169,506
Term Loan B, 4.75%, 10/08/19		214	205,884

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	NOVEMBER 30, 2014	12

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)
(Percentages shown are based on Net Assets)
Floating Rate Loan Interests (b)		Par (000)	Value

Textiles, Apparel & Luxury Goods (concluded)
Polymer Group, Inc., 1st Lien Term Loan, 5.25%, 12/19/19	USD	380	$379,771

			2,702,769

Thrifts & Mortgage Finance — 0.3%
IG Investment Holdings LLC, 1st Lien Term Loan, 5.25%, 10/31/19		442	440,330

Wireless Telecommunication Services — 0.5%
LTS Buyer LLC, 1st Lien Term Loan, 4.00%, 4/13/20		602	594,345

Total Floating Rate Loan Interests — 132.9%			171,544,996

Non-Agency Mortgage Backed Securities — 0.3%

Collateralized Mortgage Obligations — 0.3%
Hilton USA Trust, Series 2013-HLT, Class EFX, 5.61%, 11/05/30 (b)(c)		304	312,152

Investment Companies		Shares

Capital Markets — 0.0%
Eaton Vance Floating-Rate Income Trust		12	171
Eaton Vance Senior Income Trust		3,347	21,287

Total Investment Companies — 0.0%			21,458

Warrants (f)	Par (000)	Value

Software — 0.0%
HMH Holdings/EduMedia (Issued/exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 6/22/19, Strike Price $42.27)	691	$3,361

Total Long-Term Investments (Cost — $185,844,101) — 143.2%		184,801,407

Short-Term Securities	Shares

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.07% (g)(h)	2,339,263	2,339,263

Total Short-Term Securities (Cost — $2,339,263) — 1.8%		2,339,263

Total Investments (Cost — $188,183,364*) — 145.0%		187,140,670
Liabilities in Excess of Other Assets — (45.0)%		(58,038,190)

Net Assets — 100.0%		$129,102,480

*		As of November 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$188,632,460

Gross unrealized appreciation		$837,037
Gross unrealized depreciation		(2,328,827)

Net unrealized depreciation		$(1,491,790)

Notes to Schedule of Investments
(a)	Non-income producing security.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

Bank of America Securities, Inc.	$183,825	$3,825

(e)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(f)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.
(g)	Investments in issuers considered to be an affiliate of the Fund during the period ended November 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	NOVEMBER 30, 2014	13

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)

Affiliate	Shares Held at August 31, 2014	Net Activity	Shares Held at November 30, 2014	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	2,958,501	(619,238)	2,339,263	$53

(h)	Represents the current yield as of report date.

Portfolio Abbreviations

CLO	Collateralized Loan Obligation
DIP	Debtor-In-Possession
EUR	Euro
GBP	British Pound
USD	U.S. Dollar

•	Forward foreign currency exchange contracts outstanding as of November 30, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

EUR	96,000	USD	119,153	BNP Paribas S.A.	1/21/15	$257
GBP	190,000	USD	305,464	Deutsche Bank AG	1/21/15	(8,778)
USD	613,684	EUR	481,000	JPMorgan Chase Bank N.A.	1/21/15	15,391
USD	1,934,080	GBP	1,213,000	Barclays Bank PLC	1/21/15	39,972
Total						$46,842

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund's policy regarding valuation of investments, please refer to the Fund's most recent financial statements as contained in its annual report.

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	NOVEMBER 30, 2014	14

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)

The following table summarizes the Fund's investments categorized in the disclosure hierarchy as of November 30, 2014:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Common Stocks	$468,103	$232,864	—	$700,967
Asset-Backed Securities	—	3,657,618	$1,161,475	4,819,093
Corporate Bonds	—	7,399,380	—	7,399,380
Floating Rate Loan Interests	—	156,460,642	15,084,354	171,544,996
Investment Companies	21,458	—	—	21,458
Non-Agency Mortgage-Backed Securities	—	312,152	—	312,152
Warrants	—	—	3,361	3,361
Short-Term Securities	2,339,263	—	—	2,339,263
Liabilites:
Unfunded Floating Rate Loan Interests	—	(236)	—	(236)

Total	$2,828,824	$168,062,420	$16,249,190	$187,140,434

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments [1]
Assets:
Foreign currency exchange contracts	—	$55,620	—	$55,620

Liabilities:
Foreign currency exchange contracts	—	$(8,778)	—	(8,778)
Total	—	$46,842		$46,842

[1]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of November 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash	$28,730	—	—	$28,730
Foreign currency at value	5,667	—	—	5,667
Liabilities:
Bank borrowings payable	—	$(55,000,000)	—	(55,000,000)
Total	$34,397	(55,000,000)	—	$(54,965,603)

There were no transfers between Level 1 and 2 during the period ended November 30, 2014.

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	NOVEMBER 30, 2014	15

Schedule of Investments (concluded)	BlackRock Defined Opportunity Credit Trust (BHL)

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Floating Rate Loan Interests	Warrants	Unfunded Floating Rate Loan Interests	Total
Assets:
Opening Balance, as of August 31, 2014	$921,580	$13,599,109	—	$(85)	$14,520,604
Transfers into Level 3[1]	—	5,812,885	$3,214	—	5,816,099
Transfers out of Level 3[2]	(921,580)	(5,180,844)	—	—	(6,102,424)
Accrued discounts/premiums	163	6,862	—	—	7,025
Net realized gain (loss)	—	(4,530)	—	—	(4,530)
Net change in unrealized appreciation/depreciation[3]	(2,238)	(148,887)	147	85	(150,893)
Purchases	1,163,550	1,871,969	—	—	3,035,519
Sales	—	(872.210)	—	—	(872.210)
Closing Balance, as of November 30, 2014	$1,161,475	$15,084,354	$3,361	—	$16,249,190
Net change in unrealized appreciation/depreciation on investments still held at November 30, 2014	$(2,238)	$(147,050)	$147	—	$(149,141)

[1]	As of August 31, 2014, the Fund used observable inputs in determining the value of certain investments. As of November 30, 2014, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $5,723,067 transferred from Level 2 to Level 3 in the disclosure hierarchy.
[2]	As of August 31, 2014, the Fund used significant unobservable inputs in determining the value of certain investments. As of November 30, 2014, the Fund used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $6,102,424 transferred from Level 3 to Level 2 in the disclosure hierarchy.
[3]	Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments still held at November 30, 2014 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK DEFINED OPPORTUNITY CREDIT TRUST	NOVEMBER 30, 2014	16

Item 2 – Controls and Procedures

2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Defined Opportunity Credit Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Defined Opportunity Credit Trust

Date: January 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Defined Opportunity Credit Trust

Date: January 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Defined Opportunity Credit Trust

Date: January 22, 2015